UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number	Date of Notification

	811-23380	January 8, 2025

2.	Exact name of investment company as specified in registration statement:

BlackRock Credit Strategies Fund

3.	Address of principal executive office: (number, street, city, state, zip code)

100 Bellevue Parkway Wilmington, DE 19809

4.	Check one of the following:

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Janey Ahn
Name: Janey Ahn
Title: Secretary

BlackRock Credit Strategies Fund

SHAREHOLDER REPURCHASE OFFER NOTICE

January 8, 2025

Dear Shareholder:

Notice is hereby given to shareholders of BlackRock Credit Strategies Fund (the “Fund”) of the Fund’s quarterly repurchase offer (the “Repurchase Offer”). This notice is to inform you about the Repurchase Offer. The Fund is a closed-end interval fund that makes quarterly offers to repurchase a portion of its outstanding shares at net asset value per share. Prior to each quarterly repurchase offer, the Fund is required to send notification of the repurchase offer to all of its shareholders. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period. If you are not interested in selling your shares at this time, no action is necessary.

The Fund is making the Repurchase Offer to provide liquidity to shareholders, since the shares of the Fund are not otherwise redeemable and are not traded on a stock exchange. The Fund is making this offer to repurchase up to 5% of its issued and outstanding common shares as of February 7, 2025 pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended. The Fund will not charge a repurchase fee on shares that are accepted for repurchase in the Repurchase Offer. Any sale of shares to the Fund pursuant to this Repurchase Offer will be a taxable event. Please consult your financial advisor or tax advisor for more information.

The Repurchase Offer period commences on January 8, 2025 and ends (unless suspended or postponed) at the close of the New York Stock Exchange (which is normally at 4:00 p.m. Eastern Time, but may be earlier on certain days), on February 7, 2025 (the “Repurchase Request Deadline”). Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, on the terms and conditions described in the attached Repurchase Offer Statement and, if applicable, the Repurchase Request Form.

If you wish to tender your shares pursuant to the Repurchase Offer, you can do so in one of the following two ways:

1.

If your shares are held through a financial intermediary, financial adviser, broker/dealer or other nominee, please ask your financial adviser, broker/dealer or other financial intermediary to submit a repurchase request for you. You may be charged a transaction fee for this service by your financial adviser, broker/dealer or other financial intermediary. Please consider broker/dealer processing time that may be needed prior to the Repurchase Request Deadline.

2.

If you have a direct shareholder account held with the Fund (i.e., you receive account statements directly from BlackRock), please complete, sign and date the accompanying Repurchase Request Form. In order to process your request, it must be received in good order by the Fund’s transfer agent, BNY Mellon Investment Servicing (US), Inc., P.O. Box 534429, Pittsburgh, PA 15253-4429, prior to the Repurchase Request Deadline. Delivery to an address other than that shown above does not constitute valid delivery.

If you wish to tender any of your shares pursuant to the Repurchase Offer and are unsure where your account is held, refer to your account statement to determine how your shares are registered and whom to contact.

IMPORTANT All repurchase requests must be received in good order prior to the Repurchase Request Deadline.

Shares tendered pursuant to the Offer will earn dividends declared to shareholders of record only through the date on which payment for repurchased shares is made. See “Payment for Shares Repurchased” in the attached Repurchase Offer Statement.

If you have any questions, please refer to the Fund’s Repurchase Offer Statement, Repurchase Request Form (if applicable), or contact your financial adviser, broker/dealer or other financial intermediary which holds your shares. If your account is held directly at BlackRock, you may contact the Fund at 1-800-882-0052, Option 4.

Janey Ahn

Secretary of the Fund

BLACKROCK CREDIT STRATEGIES FUND

REPURCHASE OFFER STATEMENT

January 8, 2025

1. The Offer. BlackRock Credit Strategies Fund (the “Fund”) is offering to repurchase for cash up to 5% of its issued and outstanding common shares of beneficial interest (the “Shares”) as of the Repurchase Request Deadline (as defined below) (the “Repurchase Offer Amount”) at a price equal to the net asset value (“NAV”) of the applicable class of Shares as of the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) (“NYSE Close”) on the Repurchase Pricing Date (as defined below), upon the terms and conditions set forth herein, which terms constitute the “Offer”.

The purpose of the Offer is to provide liquidity to shareholders of the Fund. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The Fund does not currently charge a transaction fee to repurchase Shares. However, if your Shares are held for you by your financial adviser, broker/dealer, financial intermediary or other nominee (“Financial Intermediary”), such Financial Intermediary may charge a transaction fee for submitting a repurchase request for you.

2. Net Asset Value. The NAV of Institutional Shares, Class A Shares, Class U Shares , Class W Shares and Class J Shares of the Fund as of the NYSE Close on January 2, 2025 were $8.47, $8.50, $8.48, $8.50 and $8.48 per Share, respectively.

You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase the Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate, and the NAV of the Shares on the Repurchase Pricing Date could be lower or higher than the NAV of the Shares on the date you submit your repurchase request. You may contact the Fund at 1-800-882-0052, Option 4 for the Fund’s most current NAV per Share.

3. Repurchase Request Deadline. If you have a direct shareholder account held with the Fund, your Repurchase Request Form must be received in properly completed form by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), at the address indicated therein on or before the NYSE Close on February 7, 2025 (the “Repurchase Request Deadline”). If you hold your Shares through a Financial Intermediary, you will need to ask your Financial Intermediary to submit a repurchase request on your behalf by the Repurchase Request Deadline. Your Financial Intermediary will tender the Shares you wish to tender to the Fund on your behalf.

The Repurchase Request Deadline will be strictly observed. If (i) you fail to submit your repurchase request in properly completed form to the Transfer Agent, or in the form requested by your Financial Intermediary, by the Repurchase Request Deadline or (ii) your Financial Intermediary fails to submit your request to the Fund by the Repurchase Request Deadline or such later time as may be agreed to by the Fund and such Financial Intermediary, then the Fund will not repurchase your Shares in the Offer. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline as described in paragraph 8 below.

4. Repurchase Pricing Date. The Fund anticipates that the NAV per Share for the Offer will be determined as of the NYSE Close on February 7, 2025 (the “Repurchase Pricing Date”), the same date as the Repurchase Request Deadline. In any event, the NAV per Share for the Offer must be determined no later than fourteen days (or the next business day, if the 14th day is not a business day) following the Repurchase Request Deadline. If the Fund elects to use a Repurchase Pricing Date that is later than the Repurchase Request Deadline, there is a risk that the NAV per Share will fluctuate between those dates.

5. Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to the Offer will be made on a day (the “Payment Date”) not later than seven days after the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law. Under no circumstances will the Fund pay interest on the purchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment. Shares tendered pursuant to the Offer will earn dividends declared to shareholders of record only through the Payment Date.

6. Change in Number of Shares Repurchased. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline is less than or equal to the Repurchase Offer Amount, the Fund will, upon the terms and conditions of the Offer, purchase all Shares so tendered. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline is greater than the Repurchase Offer Amount, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Request Deadline.

7. Pro Rata Repurchase. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline exceeds the number of Shares that the Fund is offering to repurchase (including the Repurchase Offer Amount and any increase over the Repurchase Offer Amount, if the Fund has elected to increase the number of Shares that the Fund is offering to repurchase as described in paragraph 6 above), the Fund will repurchase the Shares tendered on a pro rata basis, provided, that the Fund is permitted, in its discretion, to accept all Shares tendered by persons who own, in the aggregate, fewer than 100 Shares and who tender all of their Shares, before prorating Shares tendered by other shareholders. The number of Shares each shareholder asked to have repurchased will, as a general rule, be reduced by an equal percentage. If any Shares that you wish to tender to the Fund are not repurchased in the Offer due to proration, you will have to wait until the next quarterly repurchase offer to submit your Shares for repurchase by the Fund, and you will have to submit a new repurchase request. Any subsequent repurchase requests made in future quarterly repurchase offers by shareholders whose Shares are not repurchased in the Offer because of proration will not be given any priority over other shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to sell in the Offer or in any subsequent repurchase offer. The NAV of your Shares is likely to fluctuate between repurchase offers. There is no assurance that you will be able to sell as many of your Shares as you desire to sell in the Offer or in any subsequent repurchase offer.

8. Modification or Withdrawal of Shares to be Repurchased. If your Shares are held at your Financial Intermediary, repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to your Financial Intermediary. In the event you decide to modify or withdraw your tender, you should provide your Financial Intermediary with sufficient notice prior the Repurchase Request Deadline. If you have a direct shareholder account held with the Fund (i.e., you receive account statements directly from the Fund), repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to the Transfer Agent at the address indicated in the enclosed Repurchase Request Form, and the Transfer Agent must receive the notice before the Repurchase Request Deadline.

9. Repurchase Fees. The Fund will not charge a repurchase fee on Shares that are accepted for repurchase in the Offer. The Fund is, however, permitted to charge a repurchase fee of up to 2% of the value of the Shares repurchased in a repurchase offer, and may choose to introduce a repurchase fee for subsequent repurchase offers at any time. Such repurchase fee would be reasonably intended to compensate the Fund for expenses directly related to the repurchase. Additionally, if your Shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.

10. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone the Offer only by a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, and only: (a) if making or effecting the Offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”); (b) for any period during which the NYSE or any other market in which any securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Fund shareholders. You will be notified if the Fund suspends or postpones the Offer.

11. Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the Offer. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by you.

12. Requests for Repurchase in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding on all parties. None of the Fund, the Transfer Agent or any other person will (i) be under any duty to give notification of any defects or irregularities in any notice of withdrawal, or (ii) incur any liability for failure to give any such notification. Any Shares timely and properly withdrawn will be deemed not duly tendered for purposes of the Offer. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund’s interpretations of the terms and conditions of the Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Neither the Fund, its principal underwriter, its investment adviser, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

None of the Fund, its Board of Trustees, its investment adviser or any affiliates of the foregoing make any recommendation to any shareholder as to whether to tender or refrain from tendering Shares or any particular amount of Shares pursuant to the Offer. Each shareholder of the Fund is urged to read and evaluate the Repurchase Offer Statement and Repurchase Request Form (in the case of direct shareholders) carefully. Each shareholder must make its own independent decision whether to tender Shares pursuant to the Offer and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to the Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Fund’s current Prospectus or Statement of Additional Information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund or its affiliates.

Shares tendered pursuant to the Offer will earn dividends declared to shareholders of record only through the Payment Date.

For the Fund’s most current NAV and other information, please contact your Financial Intermediary who holds your Shares or contact the Fund directly at 1-800-882-0052, Option 4.

Date: January 8, 2025

BlackRock Credit Strategies Fund Repurchase Request Form

Use this form to request a Repurchase of shares of the BlackRock Credit Strategies Fund only if your account is held at BlackRock.	Send this form, along with any other required documents, to:
▶ Withdrawal requests in excess of $100,000 and certain requests may require a Medallion Signature Guarantee stamp	▶ Regular mail: BlackRock Funds P.O. Box 534429 Pittsburgh, PA 15253-4429 Fax: (844) 569-5573	▶ Overnight mail: BlackRock Funds 500 Ross Street 154-0520 Pittsburgh, PA 15262

Questions? Call us at 1-800-882-0052, Option 4, Monday through Friday between 8:00 AM and 6:00 PM ET or visit us online at www.blackrock.com.

BlackRock employees, board members and their immediate family members who have an account held directly at BlackRock would use this form to request a repurchase of shares of the BlackRock Credit Strategies Fund (the “Fund”) pursuant to a quarterly repurchase offer. Contact your financial professional or brokerage if your account is not held at BlackRock (check your account statement if you are unsure where your account is).

This form must be RECEIVED by BNY Mellon Investment Servicing (US), Inc. no later than 4:00 p.m. Eastern Time on the Repurchase Request Deadline. Repurchase requests received by BNY Mellon Investment Servicing (US), Inc. cannot be revoked after the Repurchase Request Deadline. Any request received outside of an active tender period or requests for future tender periods will be returned.

A fax copy of this request may be accepted, unless a signature stamp (i.e. notary or medallion signature guarantee stamp) is required.

Review the Shareholder Repurchase Offer Notice for additional details, however if you have any questions we encourage you to call us for assistance at 1-800-882-0052, Option 4 or email our team at contact.us@blackrock.com.

1. Current Account Information

Please tell us about the account(s) that you wish to withdraw from:

Full name of account owner, custodian, trustee, etc. Full name of joint owner, minor, co-trustee, etc. Social Security Number BlackRock Account Number(s)	Contact telephone number Contact telephone number Reference number (if applicable)

2. Shares to be Tendered for Repurchase

☐	Please Repurchase ALL shares in the account(s) referenced in section 1. Proceed to Section 4.

☐	I request a Partial Repurchase of shares in the accounts referenced in section 1 so that I may receive the amount indicated below:

Account Number:						Amount to Repurchase:
	A	U	W	J	Inst
	☐	☐	☐	☐	☐	$

	☐	☐	☐	☐	☐	$

3a. For IRA (Individual Retirement Accounts) ONLY

To help ensure your distribution is processed correctly and is reported to the IRS properly, please complete this section to tell us more about the type of distribution.

☐	Normal Distribution from Traditional, Rollover, SEP, or SIMPLE IRA – You are over the age of 59 1⁄2

☐

Roth IRA Distributions: You are over 59 1⁄2 and this Distribution satisfies the 5-year holding period requirement. (If “No”, then please check the applicable box below. These distributions will be considered premature if they are not due to disability.)

☐

Early (Premature) Distribution – You are under the age of 59 1⁄2 (including distributions due to medical expenses, health insurance premiums, higher education expenses, first time homebuyer expenses, or other reasons).

☐	Inherited IRA Distribution

☐

Permanent Disability – You certify that you are disabled within the meaning of 72(m)(7) of the Internal Revenue Code (An individual shall be considered disabled if he/she is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration).

☐	Removal of excess contribution(s) – Complete section 3b in its entirety.

☐

Direct Rollover to a qualified retirement plan, 401(k), TSP, 403(b), etc. – You are certifying that the receiving custodian will accept the IRA assets issued. (A Medallion Signature Guarantee will be required.)

☐	Transfer Incident due to divorce or legal separation – Additional Documentation or Medallion Signature Guarantee may be required.

3b. Return of Excess Contribution(s)

Amount of Excess: $	Tax year in which the excess contribution was made:

Date deposited:	Multiple deposits between: and
Date (mm/dd/yyyy)	Date (mm/dd/yyyy) Date (mm/dd/yyyy)

▶

Earnings will be removed with the excess contribution if corrected before your federal income tax-return due date (including extensions), pursuant to Internal Revenue Code Section 408(d)(4) and Internal Revenue Service (“IRS”) Publication 590b. You may be subject to an IRS penalty of 6% for each year the excess remains in the account. In addition, the IRS may impose a 10% early distribution penalty on the earnings, if you are under age 59 1⁄2.

▶

You will receive IRS Form 1099-R for the year in which the excess distribution takes place (not for the year in which the excess contribution was made). Consult IRS Publication 590b for more information pertaining to excess contributions. If you are subject to a federal penalty tax due to an excess contribution, you must file IRS Form 5329.

▶

For the purpose of the excess contribution, we will calculate the net income attributable (“NIA”) to the contribution using the method provided in the IRS Final Regulations for Earnings Calculation for Returned or Re-characterized Contributions. This method calculates the NIA based on the actual earnings and losses of the IRA during the time it held the excess contribution. Please note that a negative NIA is permitted and, if applicable, will be deducted from the amount of the excess contribution.

▶

Re-designating an excess contribution to a later tax year. Please consult a tax advisor to review your specific situation and to determine your best course of action. If you should decide to carry over the excess contribution to a later year, DO NOT RETURN THIS FORM.

A) The excess is being corrected before your federal income tax-filing deadline (including extensions):

☐   Remove excess plus/minus net income attributable. Distribute according to instructions in Section 3b.

☐   Remove excess plus/minus net income attributable. Re-deposit as a current year contribution (not to exceed annual IRA contribution limit).

B) The excess is being corrected after your federal income tax-filing deadline (including extensions). Earnings on the excess will remain in the account.

☐   Remove excess and distribute according to instructions in Section 3b.

☐   Remove excess and re-deposit as a current year contribution (not to exceed annual IRA contribution limit).

Section 3c, “Tax WITHHOLDING Election” on the next page, must be completed for all IRA withdrawals.

BlackRock Repurchase Request Form	Page 2 of 4

3c. Tax Withholding Election (REQUIRED)

Distributions from IRAs and qualified retirement plans that are not eligible for rollover are subject to federal income tax withholding and may be subject to state withholding. You may affirmatively elect additional withholding or opt to NOT have withholding applied to your distributions. Federal tax withholding is required for accounts with a foreign address. Please consult a tax professional or your state’s tax authority for additional information on your state requirements.

▶	Federal Tax Withholding

Federal income tax withholding is taken on any distribution, subject to the IRS withholding rules, at the rate of 10% from the gross payment amount even if it is excluded from gross income, unless an election is provided. The withholding procedure may result in excess payments to the IRS. Electing to have no federal taxes withheld from distributions or not having enough federal income tax withheld from distributions may cause you to be responsible for estimated tax. Under the estimated tax rules you may incur penalties if the estimated tax withholding payment is not sufficient. Please complete the section below, your election will remain in effect until the Custodian is notified in writing of a change.

Select one of the following:

☐ I elect NOT to withhold federal income tax	☐ Withhold % federal income tax	☐ Withhold 10% federal income tax

▶	State Withholding

State income tax withholding requirements are determined by the state of your residence, if any. States with mandatory withholding may require state income tax to be withheld if withholding is taken for federal taxes or may mandate a fixed amount regardless of your federal tax election. Voluntary states allow you to determine if you would like state taxes withheld. Certain states are non-participatory and do not require income tax on retirement payments.

For Mandatory States Only:	For Voluntary States Only:

☐ I elect NOT to withhold state income Tax	☐ Withhold $ or % state income tax

4. Delivery Instructions

Please check the appropriate box to tell us where to send your distribution. Please note: Certain requests may require a Medallion Signature Guarantee stamp and additional documentation (such as a death certificate).

☐ Send the proceeds by check to the owner(s)’s address by:	☐ Regular Mail OR	☐ Overnight ($15 fee)

☐ Send the proceeds to my existing bank account on record by:	☐ ACH	☐ Wire ($7.50 per fund)
(Bank Instructions must be on file at BlackRock)

☐ Send the proceeds to my new bank instructions (Complete below) (Medallion Stamp REQUIRED)

Complete this section below and attach a bank statement, voided check, or savings deposit slip
(showing the bank account number & registration of your bank account).

☐ Transfer Funds Electronically (ACH)	OR	☐ Wire Funds ($7.50 per fund)

Full name of bank account owner		Name of bank

☐ Checking ☐ Savings ABA routing number (9 digits) Bank account number
Full name of joint bank account owner

Signature of other bank account owner (if any)

Please note: If you do not select an option, your distribution will be mailed in the form of a check to your address of record. If you are planning to redeem via Federal Wire, please contact your bank to confirm whether or not they assess a fee upon receipt of the funds.

BlackRock Repurchase Request Form	Page 3 of 4

5. Signatures

Please Note: If you are redeeming to an address or bank account that does not match your BlackRock account, BlackRock will require a Medallion Signature Guarantee Stamp. If the stamp you obtain is not legible via fax, please mail it into the address on the upper right-hand corner of page one. If you cannot obtain a Medallion Signature Guarantee Stamp or have any additional questions, please speak with a BlackRock Service Center representative to assist you.

Tax Certification - Under penalties of perjury, I/we certify that:

▶	The number shown on this form is the correct taxpayer identification number, and
▶

The investor is not subject to backup withholding because the investor: (a) is exempt from backup withholding, or (b) has not been notified by the Internal Revenue Service (IRS) that the Investor is subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified the investor that they are no longer subject to backup withholding, and

▶	The applicant is a U.S. person (including a U.S. resident alien) or
▶	Alternatively, under penalties of perjury, the applicant certifies that they are subject to withholding. If so, check here
▶	The FATCA code(s) entered on this form (if any) indicating the investor is exempt from FATCA reporting is correct. CODE:

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

I acknowledge that:

▶	I certify that I am authorized to make these elections and that all information provided is true and accurate.
▶

No tax or legal advice has been given to me by the Custodian (BNY Mellon Asset Servicing, Inc.), the Fund, or any agent of either of them, and that all decisions regarding the elections made on this form are my own.

▶

The Custodian is authorized to distribute funds from my account in the manner requested. The Fund may conclusively rely on this certification and authorization without further investigation or inquiry.

▶

I assume responsibility for any adverse consequences that may arise from the election(s) and agree that the Fund and their agents shall in no way be responsible, and shall be indemnified and held harmless, for any tax, legal or other consequences of the election(s) made on this form.

▶	The payment is to be sent to the registered owner(s) of the shares shown in the registration of the account.

Signature of account owner, trustee, custodian, etc.	Date (mm/dd/yyyy)	Title / Capacity (if any)

Signature of co-owner, trustee, custodian, etc.	Date (mm/dd/yyyy)	Title / Capacity (if any)

For Notary Public (if accepted):

State of         County of

On this      day of     , 20   , before me, the undersigned Notary Public,            , personally appeared and proved through satisfactory evidence of Identification to be the person whose name is signed above and acknowledged by:

Signature of Notary Public

For Notary Public (if accepted):

State of         County of

On this      day of     , 20   , before me, the undersigned Notary Public,         , personally appeared and proved through satisfactory evidence of Identification to be the person whose name is signed above and acknowledged by:

Signature of Notary Public

Not FDIC Insured | May Lose Value | No Bank Guarantee

© 2025 BlackRock, Inc. All Rights Reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.

Lit. No. CREDX-REPURCH-0125

BlackRock Repurchase Request Form	Page 4 of 4